Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	PFM Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000807878
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 02, 2014
Prospectus Date	rr_ProspectusDate	Oct. 31, 2013